Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SMALL CAP VALUE FUND, SMALL CAP CORE FUND

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS
SMALL CAP VALUE FUND
SMALL CAP CORE FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
SUPPLEMENT DATED OCTOBER 25, 2024 TO
EACH FUND’S PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
Robert H. Bergson, a portfolio manager of the Funds, has announced his retirement effective May 1, 2025. Michael R. Hunstad, Sridhar Kancharla and Reed A. LeMar will remain as portfolio managers of the Funds. All references to Robert H. Bergson in each Fund’s Prospectus are hereby deleted effective May 1, 2025.
In addition, the Board of Trustees of Northern Funds has approved reductions in each Fund’s management fee charged by Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Small Cap Value Fund’s management fee will be 0.45% and the Small Cap Core Fund’s management fee will be 0.38%.
Also effective January 1, 2025, NTI has agreed to lower each Fund’s contractual expense limitation amount, which will have the effect of decreasing each Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement. Accordingly, effective January 1, 2025, each Fund’s Prospectus is amended as follows:

1.
The section entitled “FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “EXAMPLE” in the section entitled “FUND SUMMARIES — SMALL CAP VALUE FUND” beginning on page 27 of the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.45%
Other Expenses	0.20%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.16%
Acquired Fund Fees & Expenses(2)	0.01%
Total Annual Fund Operating Expenses(2)	0.66%
Expense Reimbursement(3)	(0.15)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	0.51%

(1)	“Management Fees” have been restated to reflect current fees, effective January 1, 2025.

(2)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.50%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. These contractual limitations may not be terminated before July 31, 2026 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year, if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$52	$180	$337	$793
2.
The section entitled “FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “EXAMPLE” in the section entitled “FUND SUMMARIES — SMALL CAP CORE FUND” beginning on page 31 of the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell Class K shares or Class I shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Class K or Class I shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class K	Class I
Management Fees(1)	0.38%	0.38%
Other Expenses	0.07%	0.17%
Transfer Agent Fees	0.04%	0.04%
Service Fees	None	0.10%
Other Operating Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses(2)	0.04%	0.04%
Total Annual Fund Operating Expenses(2)	0.49%	0.59%
Expense Reimbursement(3)	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	0.44%	0.54%

(1)	“Management Fees” have been restated to reflect current fees, effective January 1, 2025.

(2)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of each of the Class K and Class I shares of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of each Class (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.40%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. These contractual limitations may not be terminated before July 31, 2026 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in Class K shares and Class I shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Class K shares or Class I shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year, if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K	$45	$147	$264	$606
Class I	$55	$179	$319	$728

SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SMALL CAP VALUE FUND, SMALL CAP CORE FUND

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS
SMALL CAP VALUE FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
SUPPLEMENT DATED OCTOBER 25, 2024 TO
EACH FUND’S PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
Robert H. Bergson, a portfolio manager of the Funds, has announced his retirement effective May 1, 2025. Michael R. Hunstad, Sridhar Kancharla and Reed A. LeMar will remain as portfolio managers of the Funds. All references to Robert H. Bergson in each Fund’s Prospectus are hereby deleted effective May 1, 2025.
In addition, the Board of Trustees of Northern Funds has approved reductions in each Fund’s management fee charged by Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Small Cap Value Fund’s management fee will be 0.45% and the Small Cap Core Fund’s management fee will be 0.38%.
Also effective January 1, 2025, NTI has agreed to lower each Fund’s contractual expense limitation amount, which will have the effect of decreasing each Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement. Accordingly, effective January 1, 2025, each Fund’s Prospectus is amended as follows:

1.
The section entitled “FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “EXAMPLE” in the section entitled “FUND SUMMARIES — SMALL CAP VALUE FUND” beginning on page 27 of the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class
Management Fees(1)	0.45%
Other Expenses	0.20%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.16%
Acquired Fund Fees & Expenses(2)	0.01%
Total Annual Fund Operating Expenses(2)	0.66%
Expense Reimbursement(3)	(0.15)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	0.51%

(1)	“Management Fees” have been restated to reflect current fees, effective January 1, 2025.

(2)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.50%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. These contractual limitations may not be terminated before July 31, 2026 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year, if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$52	$180	$337	$793

SMALL CAP CORE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SMALL CAP VALUE FUND, SMALL CAP CORE FUND

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS
SMALL CAP CORE FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
SUPPLEMENT DATED OCTOBER 25, 2024 TO
EACH FUND’S PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
Robert H. Bergson, a portfolio manager of the Funds, has announced his retirement effective May 1, 2025. Michael R. Hunstad, Sridhar Kancharla and Reed A. LeMar will remain as portfolio managers of the Funds. All references to Robert H. Bergson in each Fund’s Prospectus are hereby deleted effective May 1, 2025.
In addition, the Board of Trustees of Northern Funds has approved reductions in each Fund’s management fee charged by Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Small Cap Value Fund’s management fee will be 0.45% and the Small Cap Core Fund’s management fee will be 0.38%.
Also effective January 1, 2025, NTI has agreed to lower each Fund’s contractual expense limitation amount, which will have the effect of decreasing each Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement. Accordingly, effective January 1, 2025, each Fund’s Prospectus is amended as follows:

2.
The section entitled “FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “EXAMPLE” in the section entitled “FUND SUMMARIES — SMALL CAP CORE FUND” beginning on page 31 of the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell Class K shares or Class I shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Class K or Class I shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class K	Class I
Management Fees(1)	0.38%	0.38%
Other Expenses	0.07%	0.17%
Transfer Agent Fees	0.04%	0.04%
Service Fees	None	0.10%
Other Operating Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses(2)	0.04%	0.04%
Total Annual Fund Operating Expenses(2)	0.49%	0.59%
Expense Reimbursement(3)	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	0.44%	0.54%

(1)	“Management Fees” have been restated to reflect current fees, effective January 1, 2025.

(2)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of each of the Class K and Class I shares of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of each Class (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.40%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. These contractual limitations may not be terminated before July 31, 2026 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in Class K shares and Class I shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Class K shares or Class I shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year, if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K	$45	$147	$264	$606
Class I	$55	$179	$319	$728